INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Measurement period adjustment	$ (334,861)	$ 0
Goodwill impairment	$ (1,850,000)	$ 0